Long-term debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-term debt	Long-term debt
The table below presents information on our long-term debt.

Long-term debt	Dec. 31, 2024			Dec. 31, 2023
(dollars in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	0.75 - 6.47%	2025 - 2035	$28,006	0.50 - 6.47%	$28,886
Floating rate	4.94 - 5.32%	2025 - 2038	1,226	5.39 - 6.00%	1,226
Subordinated debt (a)	3.00 - 5.61%	2028 - 2039	1,622	3.00 - 3.30%	1,145
Total			$30,854		$31,257
(a)Fixed rate.
Total long-term debt maturing during the next five years is as follows: 2025 – $3.3 billion; 2026 – $5.0 billion; 2027 – $3.1 billion; 2028 – $6.1 billion; and 2029 – $3.2 billion.